Financial instruments by category - Income, expense, gains and losses on financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	$ 5,781	$ 4,081	$ 4,084
Interest expense	(50,037)	(62,536)	$ (58,282)
Foreign exchange gains/(losses)	19,278	18,939
Loss from derivative financial instruments	(9,226)	(15,478)
Finance cost related to lease liabilities	(31,113)	(16,502)
Financial asset / liabilities at amortized cost
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	5,117	4,081
Interest expense	(50,037)	(62,536)
Foreign exchange gains/(losses)	19,278	18,939
Loss from derivative financial instruments	(4,472)	0
Finance cost related to lease liabilities	(31,113)	(16,502)
Financial assets at fair value through profit or loss | Liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Interest income	664	0
Interest expense	0	0
Foreign exchange gains/(losses)	0	0
Loss from derivative financial instruments	(4,754)	(15,478)
Finance cost related to lease liabilities	$ 0	$ 0